Other expenses (Tables)	6 Months Ended
Jun. 30, 2026
Other expenses
Schedule of other expenses

	June 30, 2026	June 30, 2025
Intermediated Money Transaction Tax(1)	1,164	1,109
Corporate and social responsibility	854	823
Retirement benefits	7	—
Other	151	14
	2,176	1,946
(1)	Intermediated Money Transfer Tax (“IMTT”) is a transaction-based tax charged on electronic money transfer and transactions in Zimbabwe.